SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

Note 8 — SHAREHOLDERS’ EQUITY

Preference Share

The Company is authorized to issue 10,000,000 shares of preference share, $0.0001 par value, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2026 and March 31, 2026, there were no preference shares issued or outstanding.

Ordinary shares

The Company is authorized to issue 490,000,000 shares of ordinary share with $0.0001 par value.

Pursuant to the Securities Subscription Agreement dated August 2, 2024, the Sponsor agreed to purchase 1,725,000 Founder Shares for an aggregate price of $25,000. Due to the reduction in the offering size, the Company and sponsor subsequently entered into the Amended Subscription Agreement pursuant to which the Sponsor agreed to surrender for no consideration and the Company subsequently cancelled, 287,500 ordinary shares previously issued the Sponsor, such that the Sponsor then held 1,437,500 Founder Shares purchased for an aggregate price of $25,000, with a par value $0.0001.

As of June 30, 2026 and March 31, 2026, excluding shares subject to redemption, there were 1,908,348 ordinary shares issued and outstanding, including ordinary shares underlying Units that have not been separated as of such date.

Rights

Except in cases where the Company is not the surviving company in a Business Combination, each holder of a right will receive one-fifth (1/5) of an ordinary share upon consummation of the initial Business Combination. In the event the Company will not be the surviving company upon completion of our initial Business Combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-fifth (1/5) of a share underlying each right upon consummation of the Business Combination unless otherwise waived in the course of the Business Combination. No fractional shares will be issued upon exchange of rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman Law.

Note 7 — SHAREHOLDERS’ EQUITY

Preference Share

The Company is authorized to issue 10,000,000 shares of preference share, $0.0001 par value, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2026 and 2025, there were no preference shares issued or outstanding.

Ordinary shares

The Company is authorized to issue 490,000,000 shares of ordinary share with $0.0001 par value.

Pursuant to the Securities Subscription Agreement dated August 2, 2024, the Sponsor agreed to purchase 1,725,000 Founder Shares for an aggregate price of $25,000. Due to the reduction in the offering size, the Company and sponsor subsequently entered into the Amended Subscription Agreement pursuant to which the Sponsor agreed to surrender for no consideration and the Company subsequently cancelled, 287,500 ordinary shares previously issued the Sponsor, such that the Sponsor then held 1,437,500 Founder Shares purchased for an aggregate price of $25,000, with a par value $0.0001.

As of March 31, 2025, there were 1,437,500 ordinary shares issued and outstanding, among which, up to 187,500 ordinary shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On April 7, 2025, the underwriter exercised the Over-Allotment Option in part to purchase an additional 357,622 Units of the Company. On April 9, 2025, the underwriter notified the Company of its exercise of the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Units of the Company at an offering price of $10.00 per Unit. Upon the full exercise of the over-allotment option, all of the 187,500 Founder Shares are no longer subject to forfeiture. As of March 31, 2026, excluding shares subject to redemption, there were 1,908,348 ordinary shares issued and outstanding, including ordinary shares underlying Units that have not been separated as of such date.

Rights

Except in cases where the Company is not the surviving company in a Business Combination, each holder of a right will receive one-fifth (1/5) of an ordinary share upon consummation of the initial Business Combination. In the event the Company will not be the surviving company upon completion of our initial Business Combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-fifth (1/5) of a share underlying each right upon consummation of the Business Combination unless otherwise waived in the course of the Business Combination. No fractional shares will be issued upon exchange of rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman Law.